Ultimate Controlling Party	12 Months Ended
Dec. 31, 2022
Ultimate Controlling Party [Abstract]
Ultimate Controlling Party	27. ULTIMATE CONTROLLING PARTY No one party or Company of shareholders has a controlling interest in the Company.